Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss before tax	£ (56,191)	£ (24,379)	£ (8,044)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	848	439	185
Depreciation of tangible fixed assets	1,432	603	370
Amortisation of intangible assets	1,903	23	19
Revenue settled with non-cash consideration	(3,349)	0	(140)
Loss recognised from joint venture	1,152	1,211	90
Finance income	(26)	(110)	(272)
Finance expenses	169	89	50
R&D tax credits	(1,653)	(1,008)	(534)
Share-based payment charge	10,466	2,074	711
Foreign exchange loss/(gain)	(63)	(6)	0
Changes in working capital:
(Increase)/decrease in trade receivables	(574)	1,549	(1,983)
(Increase)/decrease in other receivables and contract assets	(3,571)	(1,862)	962
Increase/(decrease) in contract liabilities and other advances	35,715	(4,781)	15,087
Increase/(decrease) in trade payables	2,705	1,056	(47)
Increase in other payables	4,202	345	185
Increase in inventories	(184)	0	0
Interest received	26	110	272
Interest paid	(19)	0	0
Income taxes received	309	3,214	114
Net cash flows (used in)/from operating activities	(6,703)	(21,433)	7,025
Investing activities
Payment for acquisition of subsidiary, net of cash acquired	(18,036)	0	0
Purchase of property, plant and equipment	(5,646)	(2,364)	(1,527)
Purchase of intangible assets	(1,460)	(3)	(172)
Additional investment in joint venture	(1,424)	(1,378)	0
Net cash flows (used in)/from investing activities	(26,566)	(3,745)	(1,699)
Financing activities
Proceeds from issue of share capital, net of transactions costs	183,136	56,781	16
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs	350,694	0	0
Payments of obligations under lease liabilities	(881)	(470)	(162)
Net cash flows from financing activities	532,949	56,311	(146)
Net increase in cash and cash equivalents	499,680	31,133	5,180
Exchange loss on cash and cash equivalents	(91)	(3)	(4)
Cash and cash equivalents at the beginning of the year	62,584	31,454	26,278
Cash and cash equivalents at the end of the year	562,173	62,584	31,454
Supplemental disclosure of operating inflow information
Cash flow from collaborations	61,590	6,596	22,663
Amounts invoiced during the period	(62,333)	(5,027)	(24,556)
Foreign exchange losses/(gains) on trade receivables	169	(20)	(90)
(Increase)/decrease in trade receivables	(574)	1,549	(1,983)
Supplemental Non-Cash Investing Information
Capital expenditures recorded within trade payables	(232)	63	1
Capital expenditures recorded within other payables	£ (230)	£ 548	£ 0